INCOME TAXES (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Schedule of reconciliation of income tax expense

The reconciliation of income tax expense (benefit) at the U.S. statutory rate of 21% to the Company's effective tax rate is as follows:

	For the Six Months Ended December 31,
	2020	2019

Tax (benefit) at U.S. statutory rate	$(191,925)	$215,961
Tax rate difference between foreign operations and U.S.	19,747	(105,068)
Change in valuation allowance	106,869	76,612
Permanent difference	39,805	(6,056)
Effective tax (benefit)	$(25,504)	$181,449

The reconciliation of income tax expense at the U.S. statutory rate of 21% to the Company's effective tax rate is as follows:

	For the Years Ended June 30,
	2020	2019

Tax at U.S. statutory rate	$(22,023)	$114,885
Tax rate difference between foreign operations and U.S.	(73,374)	(25,627)
Change in valuation allowance	287,447	82,139
Permanent difference	(19,251)	(21,372)
Effective tax	$172,799	$150,025

Schedule of provisions for income taxes	The provisions for income taxes (benefits) are summarized as follows:
	For the Six Months Ended December 31,
	2020	2019
Current	$(1,182)	$152,570
Deferred	(24,322)	28,879
Total	$(25,504)	$181,449
The provisions for income taxes are summarized as follows:
	For the Years Ended June 30,
	2020	2019
Current	$140,531	$164,792
Deferred	32,268	(14,767)
Total	$172,799	$150,025

Schedule of net deferred tax

The tax effects of temporary differences that give rise to the Company’s net deferred tax assets are as follows:

	As of June 30,
	2020	2019
Deferred tax assets:
Net operating loss carryforward	$439,831	$152,476
Allowance for doubtful accounts	44,900	46,237
Others	9,087	16,058
	493,818	214,771
Less valuation allowance	(439,831)	(152,476)
Total Deferred tax assets	$53,987	$62,295

Deferred tax liability:
Revenue cutoff	$33,244	$7,934
Total Deferred tax liability	$33,244	$7,934

Net Deferred tax assets	$20,743	$54,361